TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
TRADE AND OTHER PAYABLES

As at June 30, 2020 and December 31, 2019, the Company had the following amounts due to creditors:

	June 30, 2020	December 31, 2019
	$	$
Trade Payables	31,089	32,276
Accrued Liabilities	148,218	90,000
	179,307	122,276